Transactions in Foreign Currency (Details)	12 Months Ended
	Dec. 31, 2023 PEN (S/)	Dec. 31, 2022 PEN (S/)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 PEN (S/)	Dec. 31, 2021 USD ($)
Transactions in foreign currency [Abstract]
Transactions in foreign currency purchase	3.705	3.808	3.808	3.975	3.975
Transactions in foreign currency sale	3.713	3.82	3.82	3.998	3.998
Amount of swap position			$ 132,000,000		$ 132,000,000
Amount of underlying liabilities			131,612,000		131,612,000
Derivative financial instruments			$ 388,000		$ 388,000
Net gain (loss) exchange difference amount | S/	S/ 4,933,000	S/ (1,040,000)		S/ (7,086,000)